Taxes on income - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 3,238	$ 2,007
Decreases in tax positions for prior years	(452)	0
Increases in tax positions for current year	287	1,231
Unrecognized tax benefits, end of year	$ 3,073	$ 3,238